Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement Of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to being treated as equity. The Company previously accounted for the Warrants as components of equity.
In light of the SEC Staff Statement, the Company reevaluated the accounting treatment of (i) the 7,666,666 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and (ii) the 166,666 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the IPO (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”, (see Note 4, Note 5 and Note 9).
Specifically, pursuant to their terms, the exercise of the Public Warrants and Private Placement Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A shareholders. Because not all of the shareholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, management concluded that the Public Warrants and Private Placement Warrants do not meet the Accounting Standards Codification,
Derivatives and Hedging — Contracts in Entity’s Own Equity
(“ASC 815-40”)
conditions of equity classification.
As the Warrants meet the definition of a derivative under ASC 815,
Derivatives and Hedging
(“ASC 815”), the Warrants should be recorded as liabilities on the balance sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820,
Fair Value Measurement
(“ASC 820”), with any subsequent changes in fair value recognized in the Company’s statement of operations in the period of change.
After management’s evaluation, the Company’s management and the audit committee of the Company’s board of directors concluded that it is appropriate to restate the Company’s previously issued financial statements as of December 31, 2020 and for the period then ended, as previously reported in its Form 10-K. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	Restated
Balance Sheet as of December 31, 2020
Warrant liability	$—	$12,061,764	$12,061,764
Total liabilities	484,647	12,061,764	12,546,411
Class A common stock subject to possible redemption	225,319,500	(12,061,760)	213,257,740
Class A common stock	97	120	217
Additional paid-in capital	5,154,665	2,729,792	7,884,457
Accumulated deficit	(155,332)	(2,729,916)	(2,885,248)
Total stockholders’ equity	$5,000,005	$(4)	$5,000,001

Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liability	$—	$(2,729,916)	$(2,729,916)
Loss before income tax expense	(152,883)	(2,729,916)	(2,882,799)
Net loss	(152,883)	(2,729,916)	(2,882,799)
Basic and diluted net loss per share, Class A – Public shares	$0.00	$0.00	$0.00
Basic and diluted net loss per share, Class A – Private placement	$(0.03)	$(0.49)	$(0.52)
Basic and diluted net loss per share, Class B – Common stock	$(0.03)	$(0.49)	$(0.52)

Statement of Cash Flows for the year ended December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(152,883)	$(2,729,916)	$(2,882,799)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability	—	2,729,916	2,729,916
Net cash provided by operating activities	—	—	—
Non-Cash Investing and Financing Activities:
Initial classification of warrant liability	$—	$9,331,848	$9,331,848
Change in Class A common stock subject to possible redemption	$225,319,500	$(12,061,760)	$213,257,740

The impact to the balance sheet dated November 17, 2020, filed on Form 8-K on November 23, 2020 related to the impact of accounting for Public and Private Placement Warrants as liabilities at fair value resulted in a $9.3 million increase to the warrant liability line item on the audited balance sheet as of November 17, 2020 and a decrease to the Class A common stock subject to possible redemption line item on the audited balance sheet.